Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Lease Expense

Lease expense is summarized as follows (in thousands):

	For the Years Ended December 31,
	2024	2023	2022
Finance leases:
Amortization of right-of-use assets	$4,293	$3,356	$3,210
Interest on lease liabilities	2,443	2,254	1,811
Operating leases:
Operating lease cost	55,110	52,226	50,142
Short-term lease cost	4,952	5,069	21,387
Variable lease cost	8,344	8,179	6,982
Total lease costs	$75,142	$71,084	$83,532

Schedule of Future Minimum Lease Payments of Leases

Future minimum lease payments of our leases as of December 31, 2024 are as follows (in thousands):

Fiscal Year	Finance Lease Costs	Operating Lease Costs
2025	$3,887	$49,618
2026	3,071	44,588
2027	2,305	36,137
2028	1,244	27,109
2029	513	18,087
Thereafter	174	25,786
Total future minimum lease payments	$11,194	$201,325
Less: imputed interest	1,201	32,948
Total present value of lease liabilities	$9,993	$168,377

Summary of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases are summarized as follows (dollars in thousands):

	For the Years Ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$(2,443)	$(2,254)	$(1,811)
Financing cash flows from finance leases	(4,220)	(4,082)	(2,996)
Operating cash flows from operating leases	(55,269)	(51,621)	(49,027)
Right-of-use assets obtained in exchange for new finance lease liabilities	3,171	3,726	4,365
Right-of-use assets obtained in exchange for new operating lease liabilities	38,718	35,555	37,636
Weighted-average remaining lease term (in years):
Finance leases	3.07	3.06	3.22
Operating leases	4.93	5.49	5.85
Weighted-average discount rate:
Finance leases	6.68%	7.21%	6.47%
Operating leases	6.83%	7.14%	6.47%